SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Debt Issuance Costs (Details) - ASU 2015-03 and 2015-15 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Long-term debt
Debt Issuance Costs
Implementation effect of adoption	$ (21.2)
Retrospective adjustments due to change in accounting principle		$ (22.3)
Other deferred charges
Debt Issuance Costs
Implementation effect of adoption	$ 21.2
Retrospective adjustments due to change in accounting principle		$ 22.3